Note 22 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Note 22 - Subsequent Events

Convertible Debentures

On April 30, 2013, Continental Equities, LLC sold and assigned the remaining principal of $35,000 and accrued interest with all rights and privileges in the original note without recourse to an individual investor.

Common Stock Issuances for Debt Conversions

On April 3, 2013, the Company issued 925,925 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 12, 2013, the Company issued 2,400,000 shares of common stock pursuant to the conversion of $12,000, consisting of $10,500 of outstanding principal and $1,500 of accrued interest on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances for Services

On May 1, 2013, the Company’s Board of Directors granted the issuance of 2,000,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $38,000 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company’s Board of Directors granted the issuance of 1,294,066 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $24,587 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 150,000 shares of restricted common stock as a bonus for board services provided to one of our Directors. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued another 150,000 shares of restricted common stock as a bonus for board services provided to another one of our Directors. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 675,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $12,825 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company granted 150,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company granted 300,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $5,700 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company granted 100,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $1,900 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 50,000 shares of restricted common stock for consulting services provided to one of our Directors. The total fair value of the common stock was $950 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 125,000 shares of restricted common stock for consulting services provided to one of our Directors. The total fair value of the common stock was $2,375 based on the closing price of the Company’s common stock on the date of grant.

Director Appointment

On January 8, 2013, Mr. Jim Bates was appointed to the Company’s Board of Directors.

Convertible Debenture Proceeds and Repayments

The Company repaid $1,000 on each date of February 6, 2013 and March 11, 2013 on the Dutchess Capital Note. The Company then repaid the remaining $33,000 outstanding on March 14, 2013, and the convertible promissory note was subsequently cancelled as paid in full.

On March 13, 2013, the Company received net proceeds of $55,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $60,500 (“First JMJ Note”), which matures on March 12, 2014, as part of a larger financing agreement that enables the Company to draw total proceeds of $400,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to the conversion request date. The note carries a one-time twelve percent (12%) of principal interest charge in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company must at all times reserve at least 35 million shares of common stock for potential conversions.

On February 19, 2013, the Company received $42,500 in exchange for an unsecured convertible promissory note that carries an 8% interest rate (“Sixth Asher Note”), which matures on November 21, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan.

On January 11, 2013, the Company received $35,000 in exchange for an unsecured convertible promissory note that carries an 8% interest rate (“Fifth Asher Note”), which matures on September 16, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (58%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan.

Common Stock Issuances for Debt Conversions

On April 3, 2013, the Company issued 925,925 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 25, 2013, the Company issued 657,894 shares of common stock pursuant to the conversion of $5,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 25, 2013, the Company issued 1,973,684 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 13, 2013, the Company issued 1,967,213 shares of common stock pursuant to the conversion of $12,000 of outstanding principal on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 1, 2013, the Company issued 925,925 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 19, 2013, the Company issued 2,162,162 shares of common stock pursuant to the conversion of $24,000 of convertible debt, consisting of $22,500 of principal and $1,500 of accrued and unpaid interest, on the Second Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 5, 2013, the Company issued 914,634 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Second Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 16, 2013, the Company issued 516,000 shares of common stock pursuant to the conversion of $10,320 of convertible debt, consisting of $8,000 of principal and $2,320 of accrued and unpaid interest, on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 2, 2013, the Company issued 717,703 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances for Services

On March 13, 2013, the Company issued 600,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $13,200 based on the closing price of the Company’s common stock on the date of grant.

On February 19, 2013, the Company granted 200,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $4,400 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 300,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company granted 50,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 150,000 shares of restricted common stock for consulting services provided to one of our Directors. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 620,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $31,000 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 760,000 shares of common stock to its President of Programming for unpaid compensation. The total fair value of the common stock was $38,000 based on the closing price of the Company’s common stock on the date of grant.

On January 7, 2013, the Company issued 142,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $5,680 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Option Issuances

On January 8, 2013, the Company’s Board of Directors granted 300,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $11,048.

On January 8, 2013, the Company’s Board of Directors granted 100,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $3,683.

On January 8, 2013, the Company’s Board of Directors granted 250,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $9,206.

On January 8, 2013, the Company’s Board of Directors granted 500,000 fully vested common stock options as compensation for services to a consultant. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $18,413.

Common Stock Options Expired

On January 9, 2013, a total of 750,000 options amongst five option holders expired.

On March 1, 2013, a total of 375,000 options amongst four option holders expired.